Assets and Liabilities Held-for-Sale (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2016	Dec. 31, 2015
Current
Total current assets	[1]	$ 273,320	$ 267,034
Current
Total current liabilities	[1],[2]	(214,905)	(201,213)
Disposal Group, Held-for-sale, Not Discontinued Operations
Current
Restricted cash and short-term receivables		1,897	3,618
Other receivables, prepaid expenses and accrued income		314	217
Inventories		332	572
Total current assets		2,543	4,407
Non-current
Vessels and equipment, net		270,628	262,627
Other long term assets		149	0
Total non-current assets		270,777	262,627
Total assets		273,320	267,034
Current
Current portion of long-term debt and short-term debt, net of deferred finance charge		0	(199,300)
Trade accounts payable		(379)	(844)
Accrued expenses		(3,981)	(1,019)
Short-term amount due to a related party		0	(50)
Total current liabilities		(4,360)	(201,213)
Non-current
Long-term debt, net of deferred finance charge		(210,545)	0
Total non-current liabilities		(210,545)	0
Total liabilities		(214,905)	(201,213)
Long-term debt		$ 210,545	0
Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Tundra
Long Lived Assets Held-for-sale [Line Items]
Period disposal expected to be completed within, post balance sheet date		12 months
Non-current
Long-term debt, net of deferred finance charge		$ (210,500)
Long-term debt		210,500
Short-term debt			$ 199,300
Final balloon payment amount		$ 210,500

[1]	Included within restricted cash and short-term receivables, debt balances and assets and liabilities held-for-sale are amounts relating to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under US GAAP into our financial statements as variable interest entities (see note 9).
[2]	This includes amounts arising from transactions with related parties (see note 17).